SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES
Summary of depreciable life by asset category

Asset Category	Depreciation Period
Computer equipment	3 to 5 Years
Capitalized software (including internally-developed software)	3 to 7 Years
Buildings and leasehold improvements	1 to 40 Years
Furniture and other equipment	3 to 10 Years

Schedule of computation of weighted average common and common equivalent shares

        The computation of weighted average common and common equivalent shares used in the calculation of basic and diluted earnings per share is as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Basic weighted average shares of common stock outstanding	57,400	57,343	57,243
Net effect of common stock equivalents assumed to be vested related to RSUs	588	606	581
Net effect of common stock equivalents assumed to be exercised related to stock options held by non-employees	1	4	8

Diluted weighted average shares of common stock outstanding	57,989	57,953	57,832